Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2013	2012	2011
Current	$2,196	$2,040	$1,257
Deferred	77	(50)	345

Total income tax provision	$2,273	$1,990	$1,602

Income Tax Provision Attributable to Income from Operations

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2013	2012	2011
Expected provision using statutory federal income tax rate	$2,554	$2,223	$1,798
Tax-exempt income on state and municipal securities and political subdivision loans	(203)	(269)	(169)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	6	6	8
Tax-exempt income on bank owned life insurance	(86)	(78)	(36)
Other	2	108	1

Total income tax provision	$2,273	$1,990	$1,602

Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2013	2012
Allowance for loan losses	$1,887	$1,470
Net operating loss carryforward	470	598
Capital loss carryforward	35	35
Unrealized loss on securities available-for-sale	750	—
Other	37	109

	3,179	2,212
Valuation allowance on deferred tax assets	(35)	(35)
Deferred tax assets	3,144	2,177
Premises and equipment	(443)	(399)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(226)	(173)
Unrealized gain on securities available-for-sale	—	(960)
Prepaid expenses	(120)	(120)
Other	(462)	(265)

Deferred tax liabilities	(1,987)	(2,653)

Net deferred tax asset (liability)	$1,157	$(476)